Trade and Other Payables, Financial Liabilities, and Other Non-Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Trade and Other Payables, Financial Liabilities, and Other Non-Financial Liabilities
Schedule of Trade and Other Payables

€ millions	2017			2016
	Current	Non-Current	Total	Current	Non-Current	Total
Trade payables	952	0	952	1,015	0	1,015
Advance payments received	58	0	58	145	0	145
Miscellaneous other liabilities	141	119	260	120	127	247
Trade and other payables	1,151	119	1,270	1,280	127	1,407

Schedule of Financial Liabilities

€ millions	2017					2016
	Nominal Volume		Carrying Amount			Nominal Volume		Carrying Amount
	Current	Non- Current	Current	Non- Current	Total	Current	Non- Current	Current	Non- Current	Total
Bonds	1,150	4,000	1,149	3,997	5,147	1,000	5,150	996	5,151	6,147
Private placement transactions	125	965	125	1,005	1,130	420	1,240	418	1,298	1,717
Bank loans	24	0	24	0	24	16	0	16	0	16
Financial debt	1,299	4,965	1,298	5,002	6,301	1,435	6,390	1,430	6,450	7,880
Derivatives	NA	NA	57	29	86	NA	NA	152	43	194
Other financial liabilities	NA	NA	205	2	208	NA	NA	231	–12	219
Financial liabilities			1,561	5,034	6,595			1,813	6,481	8,294

Schedule of Other Non-Financial Liabilities

€ millions	2017			2016
	Current	Non-Current	Total	Current	Non-Current	Total
Share-based payment liabilities	815	340	1,154	602	309	911
Other employee-related liabilities	2,565	163	2,728	2,545	152	2,697
Other taxes	568	0	568	552	0	552
Other non-financial liabilities	3,947	503	4,450	3,699	461	4,160

Bonds
Trade and Other Payables, Financial Liabilities, and Other Non-Financial Liabilities
Schedule of Debt Securities

	2017						2016
	Maturity	Issue Price	Coupon Rate	Effective Interest Rate	Nominal Volume (in respective currency in millions)	Carrying Amount (in € millions)	Carrying Amount (in € millions)
Eurobond 2 – 2010	2017	99.780%	3.50% (fix)	3.59%	€500	0	496
Eurobond 6 – 2012	2019	99.307%	2.125% (fix)	2.29%	€750	768	776
Eurobond 7 – 2014	2018	100.000%	0.000% (var.)	0.08%	€750	750	749
Eurobond 8 – 2014	2023	99.478%	1.125% (fix)	1.24%	€1,000	995	994
Eurobond 9 – 2014	2027	99.284%	1.75% (fix)	1.86%	€1,000	991	990
Eurobond 10 – 2015	2017	100.000%	0.000% (var.)	0.11%	€500	0	500
Eurobond 11 – 2015	2020	100.000%	0.000% (var.)	0.07%	€650	649	648
Eurobond 12 – 2015	2025	99.264%	1.00% (fix)	1.13%	€600	594	594
Eurobond 13 – 2016	2018	100.000%	0.000% (var.)	0.03%	€400	400	400
Eurobonds						5,147	6,147

Private placements
Trade and Other Payables, Financial Liabilities, and Other Non-Financial Liabilities
Schedule of Debt Securities

	2017					2016
	Maturity	Coupon Rate	Effective Interest Rate	Nominal Volume (in respective currency in millions)	Carrying Amount (in € millions)	Carrying Amount (in € millions)
U.S. private placements
Tranche 2 – 2010	2017	2.95% (fix)	3.03%	US$200	0	189
Tranche 4 – 2011	2018	3.43% (fix)	3.50%	US$150	125	141
Tranche 5 – 2012	2017	2.13% (fix)	2.16%	US$242.5	0	229
Tranche 6 – 2012	2020	2.82% (fix)	2.86%	US$290	241	278
Tranche 7 – 2012	2022	3.18% (fix)	3.22%	US$444.5	382	439
Tranche 8 – 2012	2024	3.33% (fix)	3.37%	US$323	289	334
Tranche 9 – 2012	2027	3.53% (fix)	3.57%	US$100	93	107
Private placements					1,130	1,717